Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investment [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table summarizes the fair value measurements of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025:

	Active Market for Identical Assets (Level 1)	Active Market for Identical Assets (Level 2)	Active Market for Identical Assets (Level 3)	Total Carrying Value
Short-term investment	—	$1,435,901	—	$1,435,901
Total	$—	$1,435,901	$—	$1,435,901